LOANS (Details 5) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans
Nonaccrual	$ 2,050,000		$ 6,577,000	$ 2,974,000
Loans Past Due Over 90 Days Still Accruing	436,000		24,000	554,000
Accruing Troubled Debt Restructurings	6,122,000		6,138,000	6,901,000
Percentage of nonaccrual loans secured by real estate	99.80%		99.60%
Minimum period for which principal or interest is in default for loans to be considered as nonaccrual	90 days
Maximum period past due for loans to be considered as impaired	90 days
Impaired loans transferred to other real estate owned	3,029,000	141,000	3,275,321	471,500	2,266,875
Commercial
Loans
Nonaccrual			25,000
Real estate construction
Loans
Nonaccrual	140,000		142,000
1-4 family residential
Loans
Nonaccrual	1,301,000		1,390,000	1,171,000
Loans Past Due Over 90 Days Still Accruing	158,000		23,000	314,000
Accruing Troubled Debt Restructurings	477,000		480,000	493,000
Multi-family residential
Loans
Nonaccrual	225,000		264,000	275,000
Non-farm & non-residential
Loans
Nonaccrual	380,000		380,000	803,000
Accruing Troubled Debt Restructurings	1,816,000		1,829,000	1,878,000
Agricultural
Loans
Nonaccrual			4,371,000	717,000
Loans Past Due Over 90 Days Still Accruing	232,000			232,000
Accruing Troubled Debt Restructurings	3,829,000		3,829,000	4,530,000
Consumer
Loans
Nonaccrual	4,000		5,000	8,000
Loans Past Due Over 90 Days Still Accruing	$ 46,000		$ 1,000	$ 8,000